AeroTurbine restructuring (Tables)	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Schedule of restructuring related expenses
We recorded the following charges in restructuring related expenses in our Consolidated Income Statements during the years ended December 31, 2018, 2017 and 2016:

	Year Ended December 31,
	2018	2017	2016
Lease termination fees	$—	$7,645	$—
Severance expenses and other	—	4,298	19,801
Leased engines impairment	—	2,662	15,392
Other intangible assets impairment	—	—	14,868
Write-down of fixed assets and consumable inventory	—	—	3,328
	$—	$14,605	$53,389